Finance income	12 Months Ended
Dec. 31, 2025
Finance income.
Finance income

C9. Finance income

	2025	2024	2023
	$m	$m	$m
Bank interest received	31	46	31
Fair value gain on hedge ineffectiveness	2	4	3
Foreign exchange gain on translation of foreign assets/liabilities	10	—	12
Hyperinflation accounting adjustment	3	9	14
Total finance income	46	59	60